UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	03/31

Date of reporting period:	9/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DEAN FUNDS

Large Cap Value Fund

Small Cap Value Fund

International Fund

Semi-Annual Report

(Unaudited)

September 30, 2008

Fund Adviser:

Dean Investment Associates LLC

2200 Kettering Tower

Dayton, OH 45423

Toll Free 1-888-899-8343

Dean Large Cap Value Fund – Semi Annual Report

September 30, 2008

Management’s Discussion & Analysis

The broad market continued to decline in the most recent six month period, as the financial crisis worsened and signs of an economic slowdown became more obvious. The U.S. equity market peaked last fall, and has slid steadily since. In fact, the one year returns ending September 30th for the Russell large cap indices are in bear market territory, which is defined as a decline of greater than 20%. As of September 30, 2008, the six month returns are similar for growth stocks and value stocks alike within the large cap indices. The Russell 1000 Value Index is down -11.10%, while the Russell 1000 Growth Index fell -11.23%. Small cap stocks fared better, as represented by the modest decline of -0.54% in the Russell 2000 Index for the last six months. In general, volatility has continued to increase, and uncertainty reigns.

All major economic sectors in our benchmark, the Russell 1000 Value Index, were down during the six month period, demonstrating the breadth of the current bear market. The Consumer Staples and Health Care sectors of the Index managed the smallest declines, falling -2.8% and -2.5% respectively. On the other end of the spectrum, the Telecommunication Service sector plummeted -19.1%, Industrials fell -18.1% and Materials declined -17.2%.

In this challenging environment, the Dean Large Cap Value Fund managed a modest decline when compared with the benchmark. The Fund fell -6.76% during the most recent six months, while the Russell 1000 Value Index declined -11.10%. The source of our relative outperformance came from stock selection as well as sector allocation, which is a residual of our bottom-up investment process.

Sectors that contributed to the fund’s relative outperformance during the period include Financials, Consumer Discretionary, Industrials and Information Technology. In each sector, the fund’s holdings declined less on average than those in the index, as our preference for market leading companies that have good balance sheets and strong cash flow generation was beneficial during this time of uncertainty.

Overall, performance in the Financials sector was weak during the six month period, contributing to the Fund’s absolute negative return. While we managed to avoid many of the sector’s biggest decliners this year so far, we made our share of mistakes. One of the Fund’s worst performing holdings this year was American International Group (AIG). AIG is an enormously diversified firm that has many well functioning business units, but unfortunately these areas of strength have been overwhelmed by the mistakes made in their mortgage lending and related businesses. AIG was decimated due to their exposure to the financial collapse stemming from mortgage lending practices. We clearly underestimated the extent of AIG’s exposure to the mortgage crisis as well as their ability to effectively manage risk. We eliminated our position based on the distinct possibility that the equity may become worthless.

While our investment in AIG was disappointing to say the least, our aversion to downside risk led us to sell other stocks in the financial sector well ahead of their subsequent steep declines. Some holdings that were eliminated at materially higher prices than they traded on September 30th included Fifth Third Bancorp, Wachovia Corp and Washington Mutual.

After financials, the second largest contributing sector to negative absolute performance was Energy. Energy stocks overall witnessed a sharp pullback after a sustained period of market leadership, and our holdings fell in sympathy. As concerns about the pace of global demand began to surface, sending commodity prices substantially lower, most stocks in the sector declined substantially in the third quarter. Some examples of holdings that sold off include Valero Energy Corp, Anadarko Petroleum Corp and Apache Corp. We continue to maintain our weights in these holdings based on their attractive valuation and strong secular fundamentals.

In the Consumer Discretionary sector, our preference for companies that exhibit a narrow range of outcomes, superior returns on capital and sustainable market share led us to the more stable companies in an otherwise volatile and highly cyclical segment of the economy. Retail holding, Kohl’s Corp, and fast-food restaurant chain, McDonald’s Corp, are two examples of high quality companies that outperformed during the period. We eliminated McDonald’s when the valuation was no longer attractive relative to other opportunities.

In the Information Technology sector, a significant positive contribution came from the takeout of Electronic Data Systems Corp (EDS), which is an information services business. Hewlett Packard announced its acquisition of EDS early in the period, as it seeks to diversify away from the computer hardware business. The stock rallied on the announcement and we exited our position as the valuation was no longer compelling.

While clear signs of a market recovery are not imminent, we believe they will eventually emerge. In order to move out of the current market malaise, it may be necessary for investors to focus on company fundamentals, and get beyond the financial markets’ current disruptions, as well as the anxiety exacerbated by the financial media. In the meantime, we will continue to adhere to our disciplined, bottom-up investment approach. We are finding attractive opportunities within the Information Technology and Industrial sectors reflected by our overweight position in these sectors relative to our benchmark. Conversely, we continue to maintain an underweight compared to our benchmark index in Utilities, as we believe more attractive opportunities with more appealing valuations exist elsewhere.

Performance Summary

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance may be lower or higher than the performance data quoted.For more information on the Dean Large Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** These returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares. The front-end sales charge for the shares decreases with the amount you invest and is included in the offering price. The sales charge does not apply to purchases over $500,000. A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within 12 months of purchase if the front-end sales charge was not paid. The fee is not applied to shares acquired through reinvestment of dividends or capital gains. Effective November 1, 2008, all sales charges were eliminated.

***The Russell 1000 and Russell 1000 Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 1000 Index and the Russell 1000 Value Index on September 30, 1998 and held through September 30, 2008. The Fund’s returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares.

The Russell 1000 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.For more information on the Dean Large Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

Dean Small Cap Value Fund – Semi Annual Report

September 30, 2008

Management’s Discussion & Analysis

The broad market has continued the decline that began last fall, as the financial crisis worsened and signs of an economic slowdown became more obvious. However, in the last six months small cap stocks did comparatively better than large cap stocks. The small cap Russell 2000 Index was nearly unchanged, falling -0.54% in the last six months compared to a decline of -11.06% for the large cap Russell 1000 Index. Within the small cap universe, value stocks outperformed growth stocks with the Russell 2000 Value Index up +1.24% versus the Russell 2000 Growth Index which lost -2.83%.

Unlike the large cap index where all sectors were negative, the Russell 2000 Value Index had positive performance in four sectors; Utilities were up +10.67%, Health Care stocks rose +7.85%, Industrials were up +1.29% and Financials gained +0.58%. The gains were mostly offset by losses in the Telecommunication Service, Consumer Discretionary and Materials sectors, which declined -12.24%, -8.74% and -8.12% respectively.

The Dean Small Cap Value Fund was flat (0.00%), modestly trailing the benchmark, Russell 2000 Value Index, return of +1.24%. The Fund benefited from positive sector returns in Financials, Health Care, Information Technology, Materials and Consumer Discretionary. These areas of strength were largely negated by our exposure and selection within the Energy and Industrials sectors. Within these sectors, the Fund was overweight versus the benchmark and suffered weaker performance relative to the holdings in the Index.

After continued weakness in the second calendar quarter, several of our holdings in the Financials sector rallied sharply during the third quarter. As conditions worsened in the sector throughout the year, we stuck to our discipline and consciously emphasized higher quality companies which benefited the Fund. Many of our financial holdings were viewed as safe havens from the credit crisis resulting in outperformance relative to the benchmark. Nonetheless, we have maintained an underweight position versus our benchmark in the Financials sector as we feel it would be inappropriate to commit nearly 40% of the portfolio weight to this sector considering the current market environment. In fact, we reduced our holdings in the sector during the period, as we trimmed some of the outperformers whose valuation had become less attractive.

The Materials sector contributed positive returns for the Fund despite the negative sector returns within the benchmark. The Fund’s outperformance within the Materials sector can be attributed to bottom-up stock selection from two holdings in particular; Innophos and Bemis. Innophos (IPHS) produces specialty phosphates that go into everyday products such as toothpaste, sports drinks, medications as well as asphalt and fertilizers, among other products. They have a dominant market share in their niche of the specialty chemicals industry. Their dominant position combined with the demand for fertilizer driving the price of phosphate higher has given Innophos a great deal of pricing power. Innophos was the Fund’s best performing stock in the second calendar quarter as the stock price doubled. While our long-term outlook for the company remained positive, we elected to significantly trim the weighting during the second quarter, as the total return expectations had diminished given the sharp price appreciation. Another holding that bucked the negative performance trend in the Materials sector was Bemis Company (BMS). Bemis, a market leader in the packaging industry with top-notch management and a rock-solid balance sheet, was up solidly in the third quarter.

While most sectors provided positive absolute contribution to the fund’s return for the last six months, the Industrial and Energy sectors experienced substantial declines, essentially offsetting gains from other areas.

Other than Financials, holdings in the Industrial sector represent the largest weight in the fund. We had mixed results among our holdings in this sector with a few experiencing significant losses, including General Cable Corp.

General Cable fell victim to the slowing world economy and the sell-off in commodity prices. General Cable designs, manufactures, and sells copper, aluminum, and fiber optic wire and cable products to customers in the utility, construction, and communication industries. As the economy slowed, so too did the infrastructure build-out around the world for which General Cable is a beneficiary. The fall in copper prices will also hurt profits for General Cable going forward and the fear of this caused a sharp sell-off in the stock. We still believe in the long term thesis of the utility upgrade cycle and infrastructure build-out around the world; therefore, we continue to be optimistic about General Cable’s future prospects.

Our energy holdings represent less than 10% of the Fund, but suffered substantial losses during the period negatively impacting performance. Concerns about slowing global demand sent commodity prices substantially lower, and most of the energy group was hit hard. We are sifting through the rubble to find hidden gems in this space as a result. We have found companies that are essentially trading at one times cash flow with very little debt on their balance sheets. Thus, we are selectively adding to some very appealing names and increasing our energy weight as a result. Nevertheless, one of the largest detractors to negative performance was Dawson Geophysical Co.

Dawson Geophysical acquires and processes three-dimensional seismic data used to analyze subsurface geological conditions for potential oil and natural gas accumulation. The fall in oil prices led to the fear that less seismic data would be needed because there would be less exploration for natural gas or oil. Dawson is an extremely well managed organization and we feel they are well positioned to take advantage of the push towards use of natural gas in North America. We believe there will continue to be a need for seismic data even with the downturn in energy prices. While we can’t predict when the stock market will recover, we are excited (if not amazed) by the remarkable valuations we are finding attached to great companies that dominate their business segments. We remain focused on the fundamentals of the companies that we own, and the price that we are paying for those fundamentals. We are confident that a steadfast application of our proven process will result in favorable results in the coming years.

Performance Summary

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance may be lower or higher than the performance data quoted.For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** These returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares. The front-end sales charge for the shares decreases with the amount you invest and is included in the offering price. The sales charge does not apply to purchases over $500,000. A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within 12 months of purchase if the front-end sales charge was not paid. The fee is not applied to shares acquired through reinvestment of dividends or capital gains. Effective November 1, 2008, all sales charges were eliminated.

***The Russell 2000 and Russell 2000 Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index and the Russell 2000 Value Index on September 30, 1998 and held through September 30, 2008. The Fund’s returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares.

The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

Dean International Fund – Semi Annual Report

September 30, 2008

Market Environment

Not since the 1930s has the world’s financial landscape changed as dramatically or as rapidly as it did during the six-months from April to September 2008, and international equity investors have struggled to assess the ramifications of financial-sector changes. Among momentous events, Fannie Mae and Freddie Mac were placed in conservatorship (effectively nationalized), Lehman Brothers filed for bankruptcy and the US government became the majority shareholder in AIG. Among a raft of banking acquisitions, Merrill Lynch was bought by Bank of America, JP Morgan acquired Washington Mutual and, in the UK, Lloyds TSB announced its intention to buy HBOS. At the end of third calendar quarter, speculation about whether a $700-billion rescue plan would be passed in the US added further to wild gyrations in markets.

Amid great uncertainty about the fate of the financial sector, and given clear signs of deterioration in the fortunes of developed economies, share prices fell and, in particular, prices of assets perceived to be particularly risky (such as commodities and emerging-market equities) slumped.

Portfolio Strategy and Results

Against this particularly challenging backdrop, the International Fund returned -24.13% over the six- months ended September 30, 2008, underperforming its benchmark the Morgan Stanley EAFE Index (which returned -22.10%) by 2.03%.

Driven by our becalmed and debt and credit themes, underweight exposure to the financial sector proved beneficial over the six-month period as a whole, with a contribution to performance of +0.75% versus the benchmark. We have remained cautious about exposure to banks in particular given our conviction that the crisis in global credit markets will not be overcome quickly. Where the Fund has exposure to banks, it is biased towards companies with modest loan-to-deposit ratios in areas of the world where leverage is relatively low (for example in Asia).

The other major positive contribution derived from the materials sector, where holdings contributed +0.90% to performance over the period under review.

In sector terms, holdings in the more ‘defensive’ areas of the market were disappointing, not least the food, beverage and tobacco sectors (which contributed -1.08% to performance compared with the benchmark return), telecommunications (-0.47%) pharmaceuticals (-0.39%) and utilities (-0.26%), in which some stocks failed to demonstrate the resilience we would have anticipated amid equity-market weakness. Elsewhere, holdings in the poorly performing consumer discretionary areas were negative for performance (-0.58% versus the benchmark) despite the Fund’s underweight exposure to this sector, with consumer durables and apparel particularly weak (-0.66% against the benchmark).

In the near term, the Fund’s sector allocations have been disadvantageous, but we remain comfortable that the Fund’s positioning is appropriate to meet the challenges in financial markets.

Investment Outlook

Changes in the global financial landscape have occurred with extraordinary speed in recent weeks, but it would be folly to think that the challenges to which those changes testify will be resolved as quickly. The erosion of confidence in the financial sector has had, and will continue to have, profound implications in a number of areas for the foreseeable future. With governments and central banks broadly united in finding solutions to the financial crisis, confidence should be restored and credit conditions should stabilise, but heightened volatility will persist in markets in the meantime and it is important to recognise that the ‘new order’, whenever it is established, will be substantially different from the old order.

During turbulent times, it is imperative to retain perspective and we remain confident that our thematically driven approach is appropriate in overcoming the longer-term challenges in markets.

Performance Summary

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Dean International Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** These returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares. The front-end sales charge for the shares decreases with the amount you invest and is included in the offering price. The sales charge does not apply to purchases over $500,000. A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within 12 months of purchase if the front-end sales charge was not paid. The fee is not applied to shares acquired through reinvestment of dividends or capital gains. Effective November 1, 2008, all sales charges were eliminated.

*** The Morgan Stanley EAFE Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Morgan Stanley EAFE Index on September 30, 1998 and held through September 30, 2008. The Fund’s returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares.  The Morgan Stanley EAFE Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Dean International Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

DEAN LARGE CAP VALUE FUND HOLDINGS- (UNAUDITED)

1As a percent of total investments.

DEAN SMALL CAP VALUE FUND HOLDINGS- (UNAUDITED)

1As a percent of total investments.

DEAN INTERNATIONAL FUND HOLDINGS- (UNAUDITED)

Dean International Fund Portfolio Analysis as of September 30, 2008[1]

Japan
United Kingdom
Switzerland
Germany
Brazil
France
Australia
Bermuda
Netherlands
Luxembourg
Finland
Norway
Malaysia
Thailand
Canada
Sweden
Singapore
Cayman Islands
Denmark
Russia
Taiwan
South Korea
Hong Kong
Austria
South Africa
Indonesia
China
0.00%
4.00%
8.00%
12.00%
16.00%
20.00%

1As a percent of total investments.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS' EXPENSES- (UNAUDITED)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2008 to September 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Large Cap Value Fund - Class A	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period April 1, 2008 – September 30, 2008
Actual*	$1,000.00	$932.39	$7.25
Hypothetical**	$1,000.00	$1,017.57	$7.57

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Dean Small Cap Value Fund - Class A	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period April 1, 2008 – September 30, 2008
Actual*	$1,000.00	$1,000.00	$7.50
Hypothetical**	$1,000.00	$1,017.57	$7.56

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Dean International Fund - Class A	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period April 1, 2008 – September 30, 2008
Actual*	$1,000.00	$758.66	$8.16
Hypothetical**	$1,000.00	$1,015.79	$9.35

*Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 98.35%	Value

	Aircraft Engines & Engine Parts - 2.04%
4,646	United Technologies Corp.	$279,039

	Biological Products (No Diagnostic Substances) - 2.90%
6,700	Amgen, Inc. *	397,109

	Books: Publishing or Publishing and Printing - 0.88%
3,800	McGraw-Hill Companies Inc.	120,118

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.98%
16,200	Coca-Cola Enterprises, Inc.	271,674

	Commercial Printing - 1.31%
7,300	R.R. Donnelley & Sons Co.	179,069

	Construction, Mining & Materials Handling Machinery & Equipment - 1.88%
6,350	Dover Corp.	257,493

	Converted Paper & Paperboard Products - 2.13%
4,500	Kimberly-Clark Corp.	291,780

	Crude Petroleum & Natural Gas - 5.34%
2,200	Anadarko Petroleum Corp.	106,722
2,436	Apache Corp.	254,026
2,754	Devon Energy Corp.	251,165
1,700	Occidental Petroleum Corp.	119,765
		731,678

	Electronic & Other Electrical Equipment (No Computer Equipment) - 2.85%
15,292	General Electric Co.	389,946

	Electronic Computers - 1.88%
15,600	Dell, Inc. *	257,088

	Fire, Marine & Casualty Insurance - 2.11%
6,259	Allstate Corp.	288,665

	General Industrial Machinery & Equipment - 1.79%
5,500	Illinois Tool Works, Inc.	244,475

	Hospital & Medical Service Plans - 3.25%
12,000	UnitedHealth Group, Inc.	304,680
3,000	WellPoint, Inc. *	140,310
		444,990

	Life Insurance - 0.99%
15,681	Genworth Financial, Inc.	135,013

	Miscellaneous Industrial & Commercial Machinery & Equipment - 1.66%
4,037	Eaton Corp.	226,798

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 98.35% - continued	Value

	National Commercial Banks - 15.90%
9,800	Bank of America Corp.	$343,000
8,900	BB&T Corp.	336,420
12,400	Citigroup, Inc.	254,324
6,500	JPMorgan Chase & Co.	303,550
5,500	SunTrust Banks, Inc.	247,445
8,800	U.S. Bancorp	316,976
10,000	Wells Fargo & Co.	375,300
		2,177,015

	Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.11%
7,300	PPG Industries, Inc.	425,736

	Petroleum Refining - 12.12%
3,200	BP plc (a)	160,544
4,750	Chevron Corp.	391,780
5,300	ConocoPhillips	388,225
6,300	Exxon Mobil Corp.	489,258
1,500	Murphy Oil Corp.	96,210
4,402	Valero Energy Corp.	133,381
		1,659,398

	Pharmaceutical Preparations - 5.01%
4,200	Eli Lilly & Co.	184,926
2,200	Johnson & Johnson	152,416
18,900	Pfizer, Inc.	348,516
		685,858

	Plastic Material, Synthetic Resins & Nonvulcan Elastomers - 0.93%
4,000	Dow Chemical Co.	127,120

	Printed Circuit Boards - 0.49%
7,100	Jabil Circuit, Inc.	67,734

	Public Building and Related Furniture - 1.04%
4,700	Johnson Controls, Inc.	142,551

	Pumps & Pumping Equipment - 2.07%
5,100	ITT Corp.	283,611

	Retail - Department Stores - 2.22%
6,600	Kohl's Corp. *	304,128

	Retail - Lumber & Other Material Dealers - 0.98%
5,200	Home Depot, Inc.	134,628

	Retail - Miscellaneous Shopping Goods Stores - 2.14%
13,000	Staples, Inc.	292,500

	Retail - Radio, TV & Consumer Electronics Stores - 1.86%
6,800	Best Buy Co., Inc.	255,000

	Services - Advertising Agencies - 0.90%
3,200	Omnicom Group, Inc.	123,392

	Services - Computer Intergrated Systems Design - 2.02%
6,900	Computer Sciences Corp. *	276,897

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 98.35% - continued	Value

	Services - Prepackaged Software - 3.10%
15,900	Microsoft Corp.	$424,371

	Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.12%
2,200	Procter & Gamble Co.	153,318

	State Commercial Banks - 3.39%
6,300	Capital One Financial Corp.	321,300
1,600	M&T Bank Corp.	142,800
		464,100

	Surgical & Medical Instruments & Apparatus - 1.95%
3,900	3M Co.	266,409

	Telephone Communications (No Radiotelephone) - 2.71%
4,000	AT&T, Inc.	111,680
8,100	Verizon Communications, Inc.	259,929
		371,609

	Wholesale - Groceries & Related Products - 2.30%
10,200	Sysco Corp.	314,466

	TOTAL COMMON STOCKS (Cost $15,050,452)	13,464,776

	MONEY MARKET SECURITIES - 1.76%
241,448	AIM STIT-STIC Prime Portfolio - Class I, 2.17% (b)	241,448

	TOTAL MONEY MARKET SECURITIES (Cost $241,448)	241,448

	TOTAL INVESTMENTS (Cost $15,291,900) - 100.11%	$13,706,224

	Liabilities in excess of other assets - (0.11)%	(15,065)

	TOTAL NET ASSETS - 100.00%	$13,691,159

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Variable rate security; the money market rate shown represents the rate at September 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 90.00%	Value

	Ball & Roller Bearings - 1.83%
6,454	Kaydon Corp.	$ 290,817

	Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 1.49%
30,400	Del Monte Foods Co.	237,120

	Converted Paper & Paperboard - 1.97%
12,000	Bemis Co., Inc.	313,440

	Crude Petroleum & Natural Gas - 7.68%
9,750	Berry Petroleum Co. - Class A	377,618
6,592	Penn Virginia Corp.	352,276
9,344	St. Mary Land & Exploration Co.	333,114
3,700	Stone Energy Corp. *	156,621
		1,219,629

	Cutlery, Handtools, & General Hardware - 2.96%
17,328	Simpson Manufacturing Co., Inc.	469,416

	Deep Sea Foreign Transportation of Freight - 1.60%
37,738	DHT Maritime, Inc.	253,599

	Drawing and Insulating Nonferrous Wire - 3.07%
13,677	General Cable Corp.*	487,311

	Electric Lighting & Wiring Equipment - 1.77%
8,000	Hubbell, Inc. - Class B	280,400

	Electric Services - 1.65%
11,800	Great Plains Energy, Inc.	261,370

	Footwear - 1.90%
11,400	Wolverine World Wide, Inc.	301,758

	Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.98%
7,500	Donaldson Co, Inc.	314,325

	Investment Companies - 1.78%
22,000	Prospect Capital Corp.	281,820

	Miscellaneous Electrical Machinery, Equipment & Supplies - 1.88%
21,000	Electro Scientific Industries, Inc. *	298,620

	Miscellaneous Industrial & Commercial Machinery & Equipment - 1.92%
6,700	Curtiss-Wright Corp.	304,515

	National Commercial Banks - 8.28%
7,200	City National Corp.	390,960
23,666	First Financial Bancorp.	345,524
18,600	FirstMerit Corp.	390,600
18,427	Hampton Roads Bankshares, Inc.	187,955
		1,315,039

	Natural Gas Distribution - 1.94%
9,500	WGL Holdings, Inc.	308,275

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 90.00% - continued	Value

	Office Furniture - 1.70%
11,000	Herman Miller, Inc.	$ 269,170

	Oil and Gas Field Exploration Services - 2.86%
9,721	Dawson Geophysical Co. *	453,873

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.05%
4,420	STERIS Corp.	166,104

	Paper Mills - 1.71%
20,000	Glatfelter	270,800

	Retail - Auto Dealers & Gasoline Stations - 1.56%
21,600	Penske Automotive Group, Inc.	247,752

	Retail - Eating Places - 3.89%
3,600	Panera Bread Co. - Class A *	183,240
50,000	The Steak N' Shake Co. *	434,000
		617,240

	Retail - Miscellaneous Shopping Goods Stores - 2.81%
6,226	Barnes & Noble, Inc.	162,374
14,493	Dick's Sporting Goods, Inc. *	283,773
		446,147

	Savings Institution, Not Federally Chartered - 3.27%
33,000	First Niagara Financial Group, Inc.	519,750

	Services - Business Services - 2.08%
7,350	Global Payments, Inc.	329,721

	Services - Computer Processing & Data Preparation - 2.33%
21,300	Perot Systems Corp. - Class A *	369,555

	Services - Help Supply Services - 2.88%
65,818	Hudson Highland Group, Inc. *	457,435

	Services - Mailing, Reproduction, Commercial Art & Photography - 2.00%
18,400	American Reprographics Co. *	317,400

	Services - Miscellaneous Amusement & Recreation - 1.68%
7,625	Vail Resorts, Inc. *	266,494

	Services - Prepackaged Software - 3.42%
20,500	Parametric Technology Corp. *	377,200
5,400	Sybase, Inc. *	165,348
		542,548

	State Commercial Banks - 1.93%
5,705	Glacier Bancorp, Inc.	141,313
3,238	Hancock Holding Co.	165,138
		306,451

	Surety Insurance - 3.33%
41,500	Old Republic International Corp.	529,125

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 90.00% - continued	Value

	Water Transportation - 1.86%
6,700	Alexander & Baldwin, Inc.	$ 295,001

	Wholesale - Chemicals & Allied Products - 1.54%
10,000	Innophos Holdings, Inc.	243,800

	Wholesale - Miscellaneous Durable Goods - 2.41%
9,746	Schnitzer Steel Industries, Inc. - Class A	382,433

	Wood Household Furniture (No Upholstered) - 1.99%
11,262	Ethan Allen Interiors, Inc.	315,561

	TOTAL COMMON STOCKS (Cost $14,907,506)	14,283,814

	REAL ESTATE INVESTMENT TRUST - 7.03%
12,400	Biomed Realty Trust, Inc.	327,980
21,100	National Retail Properties, Inc.	505,345
11,000	Realty Income Corp.	281,600

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,047,941)	1,114,925

	MONEY MARKET SECURITIES - 3.01%
478,130	AIM STIT-STIC Prime Portfolio - Class I, 2.17% (a)	478,130

	TOTAL MONEY MARKET SECURITIES (Cost $478,130)	478,130

	TOTAL INVESTMENTS (Cost $16,433,577) - 100.04%	$ 15,876,869

	Liabilities in excess of other assets - (0.04)%	(5,697)

	TOTAL NET ASSETS - 100.00%	$ 15,871,172

* Non-income producing securities.
(a) Variable rate security; the money market rates shown respresent the rate at September 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)
	COMMON STOCKS - 99.32%
Shares		Value

	Australia - 3.60%
3,240	Newcrest Mining Ltd.	$ 70,611
9,689	QBE Insurance Group Ltd.	202,523
64,215	Telstra Corp. Ltd.	211,720
		484,854

	Austria - 0.62%
1,915	Strabag SE	83,390

	Bermuda - 3.53%
1,379	Credicorp Limited	85,843
155,000	Huabao International Holdings Ltd.	118,580
10,400	Jardine Matheson Holdings Ltd.	270,400
		474,823

	Brazil - 4.53%
9,182	All America Latina Logistica (ALL)	61,880
5,200	GVT Holding SA *	77,609
28,200	JBS SA	69,294
6,215	Petroleo Brasileiros S.A. (a)	232,565
9,683	Tele Norte Leste Participacoes S.A. (Telemar) (a)	169,065
		610,413

	Canada - 1.43%
1,763	EnCana Corp.	112,691
2,022	Suncor Energy, Inc.	80,389
		193,080

	Cayman Islands - 1.28%
98,000	China Resourses Land Ltd.	101,731
5,359	Subsea 7, Inc.*	70,791
		172,522

	China - 0.21%
40,000	Harbin Power Equipment Co., Ltd.	27,974

	Denmark - 1.14%
18	A P Moller - Maersk A/S - Class B	153,846

	Finland - 1.97%
5,451	Elisa Oyj	105,207
8,833	Nokia Oyj	160,058
		265,265

	France - 3.99%
1,314	Alstom S.A.	97,392
5,810	Axa	186,852
2,163	Suez SA	104,975
2,975	Thales SA	148,060
		537,279

	Germany - 9.17%
2,902	Bayer AG	211,647
2,617	Deutsche Boerse AG	237,622
3,374	E.ON AG	170,154
2,520	Fresenius Medical Care AG & Co.	129,557
3,083	Gerry Weber International AG	69,291

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 99.32% - continued	Value

	Germany - 9.17% - continued
2,306	K+S AG	$ 161,799
2,697	SAP AG	142,597
6,804	Symrise AG	112,014
		1,234,681

	Hong Kong - 0.68%
9,000	Sun Hung Kai Properties Limited	90,876

	Indonesia - 0.42%
164,500	PT Bumi Resources Tbk	55,822

	Japan - 19.28%
3,600	CANON, INC.	129,534
19,000	Daiwa Securities Group, Inc.	132,077
3,800	IBIDEN CO., LTD.	89,125
68	JAPAN TOBACCO, INC.	252,362
41	KDDI CORPORATION	227,468
8,000	Mitsubishi Corp.	162,389
16,200	Mitsubishi UFJ Financial Group, Inc.	136,265
57	Mizho Financial Group, Inc.	237,310
300	Nintendo Co., Ltd.	122,639
36,100	Nissan Motor Co. Ltd.	237,005
115	NTT URBAN DEVELOPMENT CORPORATION	136,269
5,000	OLYMPUS CORPORATION	142,702
2,200	SAWAI PHARMACEUTICAL CO., LTD.	86,205
2,850	T & D Holdings, Inc.	146,574
3,300	Takeda Pharmaceutical Company Limited	163,189
2,620	YAMADA DENKI CO., LTD.	195,207
		2,596,320

	Luxembourg - 2.10%
1,226	ArcelorMittal	60,534
3,326	Millicom International Cellular S.A. (c)	222,280
		282,814

	Malaysia - 1.47%
57,300	Bursa Malaysia Bhd	105,695
96,700	Telekom Malaysia Berhad	92,135
		197,830

	Netherlands - 3.43%
3,789	Koninklijke (Royal) Philips Electronics N.V.	101,577
12,914	Unilever NV	360,264
		461,841

	Norway - 1.94%
4,133	Aker Solutions ASA	65,291
8,365	StatoilHydro ASA	196,522
		261,813

	Russia - 1.09%
1,873	Gazprom (a)	$ 57,969
5,449	Sistema JSFC (b)	88,928
		146,897

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

Shares	COMMON STOCKS - 99.32% - continued	Value

	Singapore - 1.35%
10,000	DBS Group Holdings Ltd.	117,367
116,000	Indofood Agri Resources Limited *	64,097
		181,464

	South Africa - 0.58%
8,015	Gold Fields Limited	77,917

	South Korea - 0.71%
11,675	LG Telecom Ltd.	95,861

	Sweden - 1.37%
20,123	Telefonaktiebolaget LM Ericsson - Class B	184,699

	Switzerland - 13.90%
5,194	ABB Ltd. *	97,830
2,331	Actelion Ltd. *	118,702
2,800	Bank Sarasin & Cie AG	106,751
818	Lonza Group AG	101,840
8,952	Nestlé SA	384,809
4,297	Noble Biocare Holding AG	142,020
4,678	Novartis AG	244,267
2,111	Roche Holding AG	328,520
448	Syngenta AG	94,770
673	Verwaltungs - und Privat-Bank AG	108,035
528	Zurich Financial Services AG	144,090
		1,871,634

	Taiwan - 0.79%
11,368	Taiwan Semiconductor Manufacturing Co. Ltd.	106,518

	Thailand - 1.43%
14,900	Advanced Info Service, Public Company Limited	35,445
52,300	Bangkok Bank, Public Company Limited	157,642
		193,087

	United Kingdom - 17.31%
6,703	Admiral Group Plc	121,275
2,738	Anglo American PLC	90,534
23,791	BAE Systems plc	174,722
7,904	BHP Billiton Plc	177,382
6,377	British American Tobacco p.l.c.	208,588
7,271	GlaxoSmithkline plc	156,955
13,513	ICAP plc	85,510
9,269	Prudential plc	83,850
14,190	Sibir Energy plc*	97,762
13,453	Smith & Nephew plc	141,724
11,504	Standard Chartered plc	$ 275,809
23,258	St. James Place Plc	89,135
17,506	Tesco plc	120,950
9,722	Venture Production plc	105,365
152,493	Vodafone Group plc	333,527
2,232	Xstrata plc	68,273
		2,331,361

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

		Value

	TOTAL COMMON STOCKS (Cost $16,972,909)	$ 13,374,881

	TOTAL INVESTMENTS (Cost $16,972,909) - 99.32%	13,374,881

	Cash and other assets less liabilities - 0.68%	91,514

	TOTAL NET ASSETS - 100.00%	$13,466,395

*	Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

   (c) Swedish Depository Receipt - A negotiable certificate issued by a Swedish Bank representing foreign securities held at a custodian bank and trading on the Stockholm exchange.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Healthcare	13.34%
Telecom	12.88%
Banking	10.06%
Insurance	9.36%
Electronics	7.26%
Oil & Natural Gas	6.24%
Chemicals	6.16%
Financial Services	5.85%
Food & Beverages	3.95%
Retail	3.82%
Tobacco Products	3.24%
Mining and Metals	3.15%
Real Estate	3.11%
Services	2.99%
Diversified	2.31%
Utilities	2.04%
Transportation	1.60%
Motor Vehicles	1.01%
Agricultural	0.48%
Communications	0.26%
Manufacturing	0.21%
Total	99.32%
Cash and other assets less liabilities	0.68%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2008
(Unaudited)
	Large Cap	Small Cap	International
	Value Fund	Value Fund	Fund

ASSETS
Investment in securities:
At cost	$15,291,900	$ 16,433,577	$16,772,909
At value	$13,706,224	$15,876,869	$13,374,881

Foreign cash translated into U.S. dollars (Cost $48,010)	-	-	49,435
Dividends receivable	18,401	24,803	61,803
Interest receivable	400	653	18
Tax reclaims receivable	-	-	26,856
Receivable for securities sold	-	-	363,304
Receivable for capital shares sold	-	7,275	3,701
Prepaid Expenses	2,633	2,633	539
TOTAL ASSETS	13,727,658	15,912,233	13,880,537

LIABILITIES
Cash overdraft	-	-	202,566
12b-1 fees payable	16,579	18,655	17,593
Payable for securities purchased	-	-	153,200
Payable to adviser	5,008	6,864	4,378
Payable to administrator	4,246	5,739	6,993
Payable to trustees & officers	251	251	238
Other liabilities	10,415	9,552	29,174
TOTAL LIABILITIES	36,499	41,061	414,142

NET ASSETS	$13,691,159	$15,871,172	$13,466,395

Net assets consist of:
Paid in capital	$18,544,316	$20,394,078	$14,088,561
Accumulated undistributed net investment income	164,861	252,246	319,616
Accumulated net realized gains (losses) from security
transactions	(3,432,342)	(4,218,444)	2,656,083
Net unrealized appreciation (depreciation) on investments	(1,585,676)	(556,708)	(3,598,028)
Net unrealized appreciation on translation of assets
and liabilities in foreign currencies	-	-	163
NET ASSETS	$13,691,159	$15,871,172	$13,466,395

Shares of beneficial interest outstanding (unlimited
numbers of shares authorized)	1,378,366	1,803,102	1,079,375

Net asset value and redemption price per share (b)	$9.93	$8.80	$ 12.48

Maximum offering price per share (c)	$10.48	$9.29	$13.17

(a) See Note 3 in the Notes to the Financial Statements.
(b) A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within 1 year of purchase if a front-end sales load was not charged. This charge was eliminated effective November 1, 2008.
(c) Reflects a maximum sales charge of 5.25% on purchases of less than $500,000. This charge was eliminated effective November 1, 2008.

*See accompanying notes what are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2008
(Unaudited)

	Large Cap	Small Cap	International
	Value Fund	Value Fund	Fund
Investment Income
Dividends (net of foreign withholding taxes of
$35,171 for the International Fund)	$202,599	$193,207	$291,767
Interest	3,956	4,934	281
Total Income	206,555	198,141	292,048

Expenses
Investment advisory fees (a)	72,058	79,360	108,434
12b-1 expenses	18,014	19,840	21,687
Administration expenses	24,246	28,335	29,713
Out-of-pocket expenses	11,531	11,531	11,531
Registration expenses	10,027	10,027	10,027
Legal expenses	7,521	7,521	7,521
Audit expenses	6,518	6,518	7,540
Custody expenses	3,009	3,009	30,082
Pricing expenses	3,611	3,585	7,822
Trustees expenses	2,406	2,406	2,406
CCO expenses	2,657	2,657	2,657
Miscellaneous expenses	1,127	1,128	1,127
Printing expenses	501	501	502
Insurance expenses	882	882	882
Total Expenses	164,108	177,300	241,931
Fees waived by Adviser (a)	(53,390)	(55,204)	(78,448)
12b-1 expense waived by Advisor (a)	(2,927)	(3,398)	(2,998)
Net Expenses	107,791	118,698	160,485

Net Investment Income	98,764	79,443	131,563

Realized & Unrealized Gain (Loss)
Net realized gains (losses) from:
Security transactions	(1,937,521)	(357,885)	209,800
Foreign currency transactions (b)	-	-	(877)
Change in unrealized appreciation (depreciation) on:
Investments	873,342	252,201	(4,651,534)
Foreign currency translation (b)	-	-	449

Net realized & unrealized gains (losses) on investments & foreign currencies	(1,064,179)	(105,684)	(4,442,162)

Net increase (decrease) in net assets resulting from operations	$ (965,415)	$ (26,241)	$ (4,310,599)

(a) See Note 3 in the Notes to the Financial Statements.
(b) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes what are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
	Large Cap Value Fund

	Six Months Ended	Year
	September	Ended
	30, 2008	March
	(Unaudited)	31, 2008
Increase (Decrease) in Net Assets from:
Operations
Net investment income (loss)	$ 98,764	$ 242,362
Net realized gains (losses) from security transactions	(1,937,521)	174,506
Change in unrealized appreciation (depreciation) on investments	873,342	(2,732,858)
Net increase (decrease) in net assets resulting from operations	(965,415)	(2,315,990)

Distributions
From net investment income	-	(176,265)
Decrease in net assets from distributions to shareholders	-	(176,265)

Capital Share Transactions

Proceeds from shares sold	960,932	119,616
Reinvestment of distributions	-	163,487
Amounts paid for shares redeemed	(486,127)	(484,604)
Net increase (decrease) in net assets from share transactions	474,805	(201,501)

Total Increase (Decrease) in Net Assets	(490,610)	(2,693,756)

Net Assets
Beginning of period	14,181,769	16,875,525

End of period	$ 13,691,159	$ 14,181,769

Accumulated undistributed net investment income included in net assets	$ 164,861	$ 66,097

Capital Share Transactions

Shares sold	92,258	10,002
Shares issued in reinvestment of distributions	-	13,658
Shares repurchased	(45,748)	(39,338)
Net increase (decrease) in shares outstanding	46,510	(15,678)

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - continued

	Small Cap Value Fund

	Six Months Ended	Year
	September	Ended
	30, 2008	March
	(Unaudited)	31, 2008
Increase (Decrease) in Net Assets from:
Operations
Net investment income (loss)	$ 79,443	$ 141,036
Net realized gains (losses) from security transactions	(357,885)	(3,854,817)
Change in unrealized appreciation (depreciation) on investments	252,201	(574,141)
Net increase (decrease) in net assets from operations	(26,241)	(4,287,922)

Distributions
From net investment income	-	(15,412)
From capital gains	-	(4,972,906)
Decrease in net assets from distributions to shareholders	-	(4,988,318)

Capital Share Transactions

Proceeds from shares sold	1,448,427	230,306
Reinvestment of distributions	-	4,809,974
Amounts paid for shares redeemed	(692,857)	(1,513,011)
Net increase (decrease)in net assets from share transactions	755,570	3,527,269

Total Increase (Decrease) in Net Assets	729,329	(5,748,971)

Net Assets
Beginning of period	15,141,843	20,890,814

End of period	$ 15,871,172	$ 15,141,843

Accumulated undistributed net investment income included in net assets	$ 252,246	$ 172,802

Capital Share Transactions

Shares sold	161,389	18,831
Shares issued in reinvestment of distributions	-	485,257
Shares redeemed	(79,490)	(112,554)
Net increase (decrease) in shares outstanding	81,899	391,534

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - continued

	International Fund

	Six Months Ended	Year
	September	Ended
	30, 2008	March
	(Unaudited)	31, 2008
Increase (Decrease) in Net Assets from:
Operations
Net investment income (loss)	$ 131,563	$ 124,661
Net realized gains (losses) from:
Security transactions	209,800	2,527,573
Foreign currency transactions	(877)	47,232
Change in unrealized appreciation (depreciation) on:
Investments	(4,651,534)	(1,447,165)
Foreign currency translation	449	(3,941)
Net increase (decrease) in net assets from operations:	(4,310,599)	1,248,360

Distributions
From net investment income	-	(204,725)
From capital gains	-	(1,355,462)
Decrease in net assets from distributions to shareholders	-	(1,560,187)

Capital Share Transactions

Proceeds from shares sold	105,194	663,290
Reinvestment of distributions	-	1,311,067
Amounts paid for shares redeemed	(205,611)	(1,109,653)
Net increase (decrease) in net assets from share transactions	(100,417)	864,704

Total Increase (Decrease) in Net Assets	(4,411,016)	552,877

Net Assets
Beginning of period	17,877,411	17,324,534

End of period	$ 13,466,395	$ 17,877,411

Accumulated undistributed net investment income included in net assets	$ 319,616	$ 188,052

Capital Share Transactions

Shares sold	6,481	39,585
Shares issued in reinvestment of distributions	-	73,571
Shares redeemed	(13,842)	(65,059)
Net increase (decrease) in shares outstanding	(7,361)	48,097

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS LARGE CAP VALUE FUND - CLASS A FINANCIAL HIGHLIGHTS Per Share Data for a Share Outstanding Throughout Each Period

	For the Six
	Months		For the Year ended
	Ended September
	30,2008		March	March	March	March	March
	(Unaudited)		31, 2008	31, 2007	31, 2006	31, 2005	31, 2004

Net asset value, beginning of period	$10.65		$12.52	$11.40	$10.18	$9.46	$6.40

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.18	(0.01)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gains (losses)
on investments	(0.79)		(1.92)	1.13	1.23	0.73	3.10
Total income (loss) from investment operations	(0.72)		(1.74)	1.12	1.22	0.72	3.06

Less distributions:
From net investment income	-		(0.13)	-	-	-	-
Total distributions	-		(0.13)	-	-	-	-

Net asset value, end of period	$9.93		$10.65	$12.52	$ 11.40	$10.18	$9.46

Total Return (a) (b)	-6.76%	(d)	-14.02%	9.85%	11.98%	7.61%	47.81%

Ratios and Supplemental Data

Net assets, end of period	$13,691,159		$14,181,769	$16,875,525	$8,167,690	$7,392,623	$7,459,239

Ratio of expenses to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.50%	(e)	1.50%	1.85%	1.85%	1.85%	1.85%

Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.28%	(e)	2.23%	2.44%	2.73%	2.75%	2.58%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.37%	(e)	1.46%	(0.69)%	(0.07)%	(0.10)%	(0.37)%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	0.59%	(e)	0.73%	(0.10)%	(c)	(c)	(c)
Portfolio turnover rate	39%		24%	124%	62%	43%	42%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Ratios not presented prior to March 31, 2007.

(d) Not annualized.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
SMALL CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	For the Six
	Months				For the Year ended
	Ended September
	30,2008		March	March	March	March	March
	(Unaudited)		31, 2008	31,2007	31,2006	31, 2005	31, 2004

Net asset value, beginning of period	$8.80		$15.71	$16.01	$14.33	$14.91	$9.55

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.10	(0.07)	(0.11)	(0.08)	(0.14)
Net realized and unrealized gains (losses)
on investments	(0.04)		(3.17)	0.53	2.64	1.81	5.50
Total income (loss) from investment operations	-		(3.07)	0.46	2.53	1.73	5.36

Less distributions:
From net investment income	-		(0.01)	-	-	-	-
From net realized gains	-		(3.83)	(0.76)	(0.85)	(2.31)	-
Total distributions	-		(3.84)	(0.76)	(0.85)	(2.31)	-

Net asset value, end of period	$8.80		$8.80	$15.71	$ 16.01	$14.33	$14.91

Total Return (a) (b)	0.00%	(d)	-21.57%	2.95%	18.22%	11.56%	56.13%

Ratios and Supplemental Data

Net assets, end of period	$ 15,871,172		$15,141,843	$20,890,814	$19,007,165	$16,537,565	$16,435,083

Ratio of expenses to average net assets:
After fee waivers and/or expense
reimbursement by Adviser,
Accounting Services Agent,
and Administrator	1.50%	(e)	1.50%	1.83%	1.85%	1.85%	1.85%
Before fee waivers and/or expense
reimbursement by Adviser,
Accounting Services Agent,
and Administrator	2.24%	(e)	2.14%	2.16%	2.15%	2.23%	2.08%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser,
Accounting Services Agent,
and Administrator	1.00%	(e)	0.77%	(0.45)%	(0.75)%	(0.55)%	(0.99)%
Before fee waivers and/or expense
reimbursement by Adviser,
Accounting Services Agent,
and Administrator	0.26%	(e)	0.13%	(0.78)%	(c)	(c)	(c)
Portfolio turnover rate	61%		85%	149%	48%	72%	82%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Ratios not presented prior to March 31, 2007.

(d) Not annualized.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS INTERNATIONAL FUND - CLASS A FINANCIAL HIGHLIGHTS (Continued) Per Share Data for a Share Outstanding Throughout Each Period

	For the Six
	Months Ended					For the Year ended
	September
	30,2008		March		March	March	March	March
	(Unaudited)		31, 2008		31, 2007	31, 2006	31, 2005	31, 2004

Net asset value, beginning of period	$16.45		$16.68		$15.46	$12.14	$ 10.45	$ 6.84

Income (loss) from investment operations:
Net investment income	0.13		0.12		0.01	0.10	0.11	0.04
Net realized and unrealized gains (losses)
on investments	(4.10)		1.20		1.24	3.26	1.75	3.98
Total income (loss) from investment operations	(3.97)		1.32		1.25	3.36	1.86	4.02

Less distributions:
From net investment income	-		(0.20)		(0.03)	(0.04)	(0.17)	(0.37)
From return of capital	-		(1.35)		-	-	-	(0.04)
Total distributions	-		(1.55)		(0.03)	(0.04)	(0.17)	(0.41)

Net asset value, end of period	$12.48		$ 16.45		$16.68	$15.46	$ 12.14	$10.45

Total Return (a) (b)	-24.13%	(e)	7.23%		8.11%	27.70%	17.82%	59.23%

Ratios and Supplemental Data

Net assets, end of period	$13,466,395		$17,877,411		$ 17,324,534	$16,068,877	$ 13,073,914	$10,842,350

Ratio of expenses to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.85%	(f)	1.85%		2.10%	2.10%	2.10%	2.10%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.79%	(f)	2.95%	(c)	2.49%	2.78%	2.91%	3.34%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.52%	(f)	0.68%		0.07%	0.71%	0.99%	0.33%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	0.58%	(f)	(0.42)%	(c)	0.46%	(d)	(d)	(d)
Portfolio turnover rate	40%		107%		112%	87%	94%	131%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) The ratio before reimbursements includes excise tax of 0.21% which was voluntarily reimbursed by the Fund Administrator.

(d) Ratios not presented prior to March 31, 2007.

(e) Not annualized.

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

1. Organization

The Dean Large Cap Value Fund (the “Large Cap Value Fund”), the Dean Small Cap Value Fund (the “Small Cap Value Fund”) and the Dean International Fund (the “International Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).

The Large Cap Value Fund acquired all of the assets and liabilities of each of the Dean Large Cap Value Fund and the Dean Balanced Fund, each a series of the Dean Family of Funds, in a tax-free reorganization at the close of business on March 30, 2007. In connection with this acquisition, Class A shares of the acquired funds were exchanged for shares of the Large Cap Value Fund. In the same reorganization, the Small Cap Value Fund and the International Fund acquired all of the assets and liabilities of the Dean Small Cap Value Fund and Dean International Fund, respectively, each a series of Dean Family of Funds, and Class A shares of the acquired funds were exchanged for shares of the identically named Fund. The International Fund’s predecessors commenced operations on October 13, 1997, and the Large Cap Fund’s and Small Cap Fund’s predecessor each commenced operations on May 28, 1997. For the periods prior to March 31, 2007, the financial information included herein or incorporated by reference into these Financial Statements, including the Notes to the Financial Statements, is that of the predecessor Dean Large Cap Value, Dean Small Cap Value and Dean International Funds’ Class A shares. Prior to October 28, 2006, each of the Funds’ Predecessors offered Class C shares for purchase. On October 27, 2006, the Class C shares of each Predecessor Fund were reclassified to the Class A shares of each respective Predecessor Fund.

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM”) to serve as sub-adviser to the Large Cap Value Fund and Small Cap Value Fund and Newton Capital Management, a Mellon Financial CompanySM, (“Newton”) to serve as sub-adviser to the International Fund. The investment objective of the Large Cap Value Fund and the Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. The investment objective of the International Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation – Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (“the Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

2. Significant Accounting Policies - continued

by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the sub-advisers are required to consider all appropriate factors relevant to the value of securities for which they have determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the sub-adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the sub-adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the sub-adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Contingent Deferred Sales Charges –There is a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), that will be imposed on any purchases that were not originally charged a front-end sales load, if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge. This charge was eliminated by the Funds effective November 1, 2008.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders –Each Fund distributes substantially all of its net investment income, if any, on an annual basis. In addition, each Fund distributes any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Federal income tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

2. Significant Accounting Policies - continued

Foreign Currency Translation - With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The International Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Accounting for Uncertainty in Income Taxes – Effective June 29, 2007, the Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of

FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended September 30, 2008, the Funds did not incur any interest or penalties related to income tax expense. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

2. Significant Accounting Policies - continued

The following is a summary of the inputs used to value the Large Cap Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off balance sheet items)*

Level 1 - Quoted Prices in Active Markets	$13,706,224	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 13,706,224	$-

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Small Cap Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off balance sheet items)*

Level 1 - Quoted Prices in Active Markets	$15,876,869	$ -
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 15,876,869	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the International Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off balance sheet items)*

Level 1 - Quoted Prices in Active Markets	$ 13,374,881	$ -
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 13,374,881	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

3. Transactions with Affiliates and Related Parties

The Funds’ investments are managed by the Adviser pursuant to the terms of an advisory agreement. The Adviser has retained Dean Capital Management, LLC as sub-adviser to the Large Cap and Small Cap Funds. The Adviser has retained Newton Capital Management Limited as sub-adviser to the International Fund. The sub-advisers are paid by the Adviser. In accordance with the advisory agreement, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Large Cap Value Fund and the Small Cap Value Fund and 1.25% of the average daily net assets of the International Fund. For the six months ended September 30, 2008, the Adviser earned fees, before the waiver described below, of $72,058, $79,360, and $108,434 from the Large Cap Value Fund, the Small Cap Value Fund, and the International Fund, respectively. The Adviser has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Funds may invest) at 1.50% of average daily net assets with respect to the Large Cap Value Fund and Small Cap Value Fund, and 1.85% of average daily net assets with respect to the International Fund through July 31, 2009. For the six months ended September 30, 2008, the Adviser waived fees of $53,390, $55,204 and $78,448 for the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively. Any such waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the applicable Fund in the first, second, and third fiscal years following the year in which the waiver or reimbursement occurs, if the Fund is able to make the payment without exceeding the above described expense limitations. For the fiscal year ended March 31, 2008, the following amounts are subject to repayment by the Funds to the Adviser:

Fund	Amount	Expires March 31,

Large Cap Value Fund	$ 120,417	2011
Small Cap Value Fund	117,987	2011
International Fund	163,119	2011

$53,390, $55,204, and $78,448 may be subject to potential repayment by the Large Cap, Small Cap, And International Funds, respectively, through March 31, 2012. As of September 30, 2008, the Funds owed the Adviser $5,008, $6,864, and $4,378 from the Large Cap Value Fund, Small Cap Value Fund and International Fund, respectively.

Each Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. These administrative services also include fund accounting and transfer agency services. For the six months ended September 30, 2008, Unified earned fees of $24,246, $28,335, and $29,713 from the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively, for administrative, fund accounting and transfer agency services. For the six months ended

September 30, 2008, Unified was reimbursed $11,531, $11,531 and $11,531 by the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively, for out-of-pocket expenses. As of September 30, 2008, Unified was owed $4,246, $5,739, and $6,993 by the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively, for administrative services and reimbursement of out-of-pocket expenses. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank (the “Custodian”), the custodian of the International Fund. A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six months ended September 30, 2008. The Distributor,

Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

3. Transactions with Affiliates and Related Parties – continued

Each Fund’s Plan provides that the applicable Fund will pay to the Adviser, the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of such Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Each Fund may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Fund’s Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended September 30, 2008, the Funds incurred 12b-1 expenses of $18,014, $19,840, and $21,687 for services provided to the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively. For the period September 1, 2008, through October 31, 2008, the Advisor has contractually agreed to waive all 12b-1 fees. As of September 30, 2008, 12b-1 fees of $16,579, $18,655, and $17,593 for the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively, were unpaid.

4. Investments

For the six months ended September 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

* Purchases and proceeds from sales totaling $1,137,027 were excluded as they were a result of the Large Cap Value Fund’s effort to re-align the portfolio following the merger of the Large Cap Value Fund and Balanced Fund.

As of September 30, 2008, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

5. Forward Foreign Currency Exchange Contracts

The International Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions (a cross-hedge occurs when forward foreign currency contracts are executed for a currency that has a high correlation with the currency that is being hedged). The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains or losses are included in the Fund’s Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities.

As of September 30, 2008, the International Fund had no forward foreign currency exchange contracts outstanding.

6. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2008, Dean Wealth Management, LP for the benefit of its partners, owned 70.00%, 58.58% and 49.23% of the Large Cap Value Fund, the Small Cap Value Fund, and the International Fund, respectively. As a result, Dean Wealth Management, LP, an affiliate of the Adviser, may be deemed to control each of the Funds.

8. Distributions to Shareholders

Large Cap Value Fund. On December 28, 2007, the Large Cap Value Fund paid an income distribution of $0.1325 per share to shareholders of record on December 27, 2007.

The tax character of distributions paid during the fiscal years ended March 31, 2008 and 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary income*......................	$ 176,265	$ -
Long-term capital gain...............	-	-
	$ 176,265	$ -

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

8. Distributions to Shareholders - continued

Small Cap Value Fund. On December 28, 2007, the Small Cap Value Fund paid long and short-term capital gains distributions totaling $3.3647 per share to shareholders of record on December 27, 2007. On June 13, 2007, the Small Cap Value Fund paid an income distribution of $0.0116 per share and a long-term capital gain distribution of $0.4638 per share to shareholders of record on June 12, 2007.

The tax character of distributions paid during the fiscal years ended March 31, 2008 and 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary income*......................	$ 1,287,838	$ 38,915
Long-term capital gain...............	3,700,480	956,431
	$ 4,988,318	$ 995,346

*Short-term capital gain distributions are treated as ordinary for tax purposes.

International Fund. On December 28, 2007, the International Fund paid an income distribution of $0.1600 per share and a long-term capital gain distribution of $1.3489 per share to shareholders of record on December 27, 2007. On June 13, 2007, the International Fund paid an income distribution of $0.0428 per share to shareholders of record on June 12, 2007.

The tax character of distributions paid during the fiscal years ended March 31, 2008 and 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary income......................	$ 204,725	$ 35,720
Long-term capital gain..............	1,355,462	-
	$ 1,560,187	$ 35,720

There were no distributions by the Funds during the six months ended September 30, 2008.

As of March 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

	Large Cap Value Fund	Small Cap Value Fund	International Fund

Undistributed ordinary income	$ 66,097	$ 172,802	$ 555,141
Capital loss carryforward	(1,271,573)	-	-
Undistributed long-term realized gain	-	40,630	2,097,688
Unrealized appreciation (depreciation)	(2,682,266)	(4,710,097)	1,035,890
Other temporary differences	-	-	(286)

	$ (3,887,742)	$ (4,496,665)	$ 3,688,433

As of March 31, 2008, the difference between book basis and tax basis unrealized appreciation is attributable to the deferral of losses on wash sales, post-October losses, and the mark-to-market of certain investments held by the Funds.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

9. Capital Loss Carryforwards

As of March 31, 2008, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

During the fiscal year ended March 31, 2008, the Large Cap Value Fund utilized capital loss carryforwards of $396,618.

10. Subsequent Event

As of November 1, 2008, the Funds eliminated all sales charges imposed on shares. This includes front-end sales charges and contingent deferred sales charges. At a meeting of the Board, the 12b-1 Plan was de-activated effective November 1, 2008.

Approval of Sub-Advisory Agreements (Unaudited)

The approval of the Sub-Advisory Agreements (“Agreements”) between Dean Capital Management, LLC (“DCM”) and the Adviser were considered at an in-person meeting of the Board of Trustees of the Trust (the “Board”) held on May 18 and 19, 2008.

The Board considered whether to approve a proposed Agreement pursuant to which DCM would become sub-adviser to the Large Cap and Small Cap Fund. It was noted that DCM is owned approximately 60% by a group of portfolio managers comprised of two former employees of the Adviser and two new principals, and the Adviser and Adviser affiliates own approximately 40% of DCM’s equity interests. The Adviser established DCM to build and incentivize this portfolio management team. It was noted that the new Agreement also would be subject to approval by the Funds’ shareholders, and that the target date for DCM to assume responsibility for managing the Funds, provided Board and shareholder approvals were granted, was July 1, 2008. The Trustees reviewed a copy of the Agreement included in the Board materials, and discussed the duties allocated between the Adviser and DCM in the Agreement. DCM would take over managing each Fund’s portfolio and make investment decisions for the Funds. In turn, the Adviser would oversee DCM’s compliance with each Fund’s investment objective, policies, strategies and restrictions, and retain primary responsibility for providing a continuous investment program for the Funds.

It was noted that the Trust’s Management Agreement with the Adviser on behalf of each Fund will continue in effect and, notwithstanding the delegation of certain services to DCM, the Adviser will retain the primary responsibility with respect to all matters relating to each such Fund. In addition, the Agreement provides that the Adviser will be responsible for various aspects of managing the day-to-day operations of each Fund, other than making the investment decisions for the Funds. For example, until notified by DCM that it is taking over trading responsibility, the Adviser will place all trades for each Fund on behalf of DCM. In addition, the Adviser will continue to (i) communicate and/or coordinate with the Funds’ other services providers, including the custodian and administrator, with respect to the Funds’ transactions, (ii) maintain all required records for both itself and for DCM, (iii) vote all proxies relating to securities in a Fund’s portfolio, and (iv) provide other administrative services to the Funds. The Trustees noted that the Adviser (not the Funds) will pay DCM out of its advisory fee from the Funds. They noted that for the portfolio management services proposed to be provided to the Funds, respectively, DCM will receive an annual sub-advisory fee from the Adviser of 0.50% of the average daily net assets of the Large Cap Fund and 0.90% of the average daily net assets of the Small Cap Fund. In evaluating the proposed Agreements, the Board reviewed materials furnished by the Adviser and DCM relevant to the Board’s decision, including a discussion by the Adviser of the reasons behind the creation of DCM, DCM’s Form ADV Part I and II which included a description of DCM’s investment philosophy and investment strategies, biographies and experience of the proposed portfolio managers, and pro forma financial statements for DCM. The Board also interviewed the four principals of DCM and the Chief Compliance Officer of the Adviser.

Among other things, the Board noted the reasons provided by the Adviser for the creation of DCM, which included the following: (i) as an incentive to retain the Funds’ current portfolio manager and to enable the Adviser to re-unite the portfolio managers, who had previously worked together at another advisory firm managing similarly-styled mutual funds with good comparative results, in each case by offering substantial equity participation in a new entity with a competitive reward structure, and (ii) to more clearly align the portfolio managers’ interests with those of the Adviser’s clients through the new ownership and reward structure, thereby fostering teamwork and positive long-term investment results for client portfolios. The Board also noted that DCM would provide portfolio management services to all clients of the Adviser, not just the Funds.

The Board then considered (1) the nature, extent and quality of the services to be provided by DCM to the Funds, including the fact that the Funds’ current portfolio manager will continue to participate in making investment decisions for the Funds and will retain ultimate authority with respect to the Large Cap Fund, and that each other proposed portfolio manager has significant experience, including, for some, as portfolio managers for a similarly-styled, but unaffiliated, mutual fund with good comparative performance results; (2) that each Fund’s one year, three year and year-to-date performance returns were trailing those of its applicable benchmark index, and the Small Cap Fund’s performance for the period October 31, 2006 through March 12, 2008 was also lower than that of the fund managed by the current portfolio manager during the same period; (3) that the Adviser anticipates that the addition of the new portfolio managers will spur positive performance returns for the Funds; (4) that the Adviser  will continue to be responsible for certain other aspects of the investment advisory services provided to the Funds, including record-keeping and proxy voting, in each case pursuant to policies previously reviewed and approved by the Board;

(5) that the new arrangement will not result in an increase in the advisory fees paid by Fund shareholders since the Adviser, not the Funds, would pay DCM out of its advisory fees from the Funds; (6) the Agreement is not expected to result in substantial profits to DCM during the initial year of operations and, as a result, it was not necessary to discuss economies of scale in the sub-advisory fees; and (7) that the Adviser, not DCM, will place Fund trades until DCM is ready to assume this responsibility and, until such time, the Adviser will receive any soft dollars paid under any arrangements with brokers.

Based on the above, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Adviser, determined that the Agreement was reasonable and unanimously approved the proposed Agreement.

Shareholder Votes (Unaudited)

The Large Cap and Small Cap Funds held a special meeting of shareholders on June 24, 2008 where a proposed sub-advisory agreement between the Adviser and DCM and approval of the selection of Cohen Fund Audit Services, Ltd. as the Funds’ independent registered public accounting firm were passed. The voting results were:

Large Cap Fund	For	Against	Abstain

Approval of sub-advisory agreement	1,155,930	-	-

Approval of Cohen Fund Audit Services, Ltd.	1,155,930	-	-

Small Cap Fund	For	Against	Abstain

Approval of sub-advisory agreement	1,396,074	-	-

Approval of Cohen Fund Audit Services, Ltd.	1,396,074	-	-

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available, without charge, upon request by calling 1-800-327-3656 or on the SEC’s website at http://www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC
Stephen A. Little	ACCOUNTING FIRM
Gary E. Hippenstiel	Cohen Fund Audit Services, Ltd.
Daniel J. Condon	800 Westpoint Pkwy., Suite 1100
Ronald C. Tritschler	Westlake, OH 44145
Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS                                                                                               LEGAL COUNSEL

Anthony J. Ghoston, President	Thompson Coburn LLP
John Swhear, Senior Vice President	One U.S. Bank Plaza
Chris Kashmerick, Treasurer	St. Louis, MO 63101
William J. Murphy, Assistant Treasurer
Heather A. Bonds, Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER	LEGAL COUNSEL TO THE
DEAN INVESTMENT ASSOCIATES LLC	INDEPENDENT TRUSTEES
2480 Kettering Tower	Thompson Hine, LLP
Dayton, OH 45423	312 Walnut Street, 14th Floor
Cincinnati, OH 45202

INVESTMENT SUB-ADVISERS	CUSTODIANS
Dean Capital Management, LLC	U.S. Bank, N.A.
Newton Capital Management, Limited	425 Walnut St.
Cincinnati, OH 45202

UNDERWRITER & DISTRIBUTOR	Huntington National Bank
Unified Financial Securities, Inc.	41 South Street
2960 North Meridian Street, Suite 300	Columbus, OH 43125
Indianapolis, IN 46208

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

SHAREHOLDER SERVICE

Nationwide: (Toll-Free) 888-899-8343

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 25, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*______ _/s/ Anthony Ghoston________
Anthony Ghoston, President

Date	12/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*____/s/ Anthony Ghoston__ _____

Anthony Ghoston, President

Date	12/5/08_______________

By

*	/s/ Christopher Kashmerick

Christopher Kashmerick, Treasurer

Date	12/5/08______